Schedule of Investments (unaudited)
October 31, 2024
iShares® MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 3.3%
Brambles Ltd.	1,843,167	$22,191,757
Cochlear Ltd.	26,411	4,889,692
Coles Group Ltd.	945,542	10,912,967
Computershare Ltd.	730,785	12,633,409
CSL Ltd.	149,217	28,016,266
Insurance Australia Group Ltd.	3,066,373	15,057,282
Medibank Pvt Ltd.	11,887,879	27,938,682
QBE Insurance Group Ltd.	616,109	6,955,945
Santos Ltd.	999,395	4,446,170
Telstra Group Ltd.	6,191,692	15,500,427
Transurban Group	1,793,947	14,950,656
Washington H Soul Pattinson & Co. Ltd.	133,194	2,918,717
Wesfarmers Ltd.	617,023	27,143,501
Woolworths Group Ltd.	139,024	2,726,706
		196,282,177
Belgium — 2.8%
Anheuser-Busch InBev SA	184,867	10,961,017
Argenx SE(a)	65,241	38,469,717
Groupe Bruxelles Lambert NV	547,829	39,583,200
Lotus Bakeries NV	1,374	18,010,539
UCB SA	337,518	64,988,556
		172,013,029
Denmark — 1.8%
Carlsberg A/S, Class B	113,793	12,575,681
Danske Bank A/S	168,280	4,975,878
Genmab A/S(a)	34,717	7,775,123
Novo Nordisk A/S, Class B	451,772	50,673,001
Tryg A/S	1,276,090	30,116,679
		106,116,362
Finland — 3.1%
Elisa OYJ	814,962	38,792,138
Kone OYJ, Class B	386,955	21,219,450
Nokia OYJ	1,524,196	7,212,526
Nordea Bank Abp	1,667,182	19,517,668
Orion OYJ, Class B	601,231	29,200,606
Sampo OYJ, Class A	1,607,370	71,272,415
		187,214,803
France — 7.1%
Air Liquide SA	254,675	45,663,547
Carrefour SA	1,043,691	16,574,781
Danone SA	589,028	42,079,282
Dassault Aviation SA	93,415	18,861,739
Edenred SE	55,451	1,793,432
Getlink SE	491,662	8,355,619
Ipsen SA	138,985	16,943,298
La Francaise des Jeux SAEM(b)	318,836	13,628,723
L'Oreal SA	8,806	3,303,748
Orange SA	7,016,405	77,080,116
Sanofi SA	777,752	82,192,651
Sodexo SA	50,007	4,340,730
Thales SA	204,258	32,926,081
TotalEnergies SE	1,046,263	65,658,909
		429,402,656
Germany — 5.5%
Beiersdorf AG	497,128	67,109,170
Deutsche Boerse AG	116,769	27,122,902
Deutsche Telekom AG, Registered	1,924,031	58,170,214
E.ON SE	231,403	3,122,799
Hannover Rueck SE	101,807	26,733,894
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA	453,124	$35,339,896
Merck KGaA	60,907	10,069,465
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	49,798	25,465,711
Qiagen NV, NVS	847,379	35,910,624
SAP SE	136,977	31,982,059
Symrise AG, Class A	65,879	7,927,262
Talanx AG(a)	67,182	5,177,595
		334,131,591
Hong Kong — 5.8%
BOC Hong Kong Holdings Ltd.	12,818,500	41,848,946
CK Hutchison Holdings Ltd.	4,287,500	22,548,512
CK Infrastructure Holdings Ltd.	4,296,500	30,403,666
CLP Holdings Ltd.	7,124,500	60,519,756
Hang Seng Bank Ltd.	2,820,000	34,494,750
HKT Trust & HKT Ltd., Class SS	24,970,349	31,030,791
Hong Kong & China Gas Co. Ltd.	32,070,799	24,840,940
Hongkong Land Holdings Ltd.	838,500	3,595,143
Jardine Matheson Holdings Ltd.	509,400	19,611,900
MTR Corp. Ltd.	3,518,248	12,800,767
Power Assets Holdings Ltd.	9,448,000	62,935,637
Wharf Holdings Ltd. (The)	883,000	2,501,891
		347,132,699
Ireland — 0.6%
AIB Group PLC	3,283,626	17,603,655
Kerry Group PLC, Class A	201,269	20,101,817
		37,705,472
Israel — 2.4%
Bank Hapoalim BM	2,896,065	30,174,800
Bank Leumi Le-Israel BM	1,659,041	16,855,069
Check Point Software Technologies Ltd.(a)	253,608	43,927,442
Elbit Systems Ltd.	128,753	29,492,043
ICL Group Ltd.	1,533,394	6,294,815
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	1,063,854	6,253,326
Mizrahi Tefahot Bank Ltd.	254,121	10,478,066
		143,475,564
Italy — 3.1%
Davide Campari-Milano NV(c)	374,800	2,516,318
Eni SpA	2,343,803	35,703,580
Ferrari NV	134,735	64,318,327
Generali	139,726	3,874,071
Leonardo SpA	500,312	11,925,337
Recordati Industria Chimica e Farmaceutica SpA	502,526	28,512,328
Snam SpA	3,728,634	17,912,003
Terna - Rete Elettrica Nazionale	1,736,979	15,045,244
UniCredit SpA	165,404	7,317,337
		187,124,545
Japan — 26.9%
Aisin Corp.	232,200	2,414,270
ANA Holdings Inc.	627,300	12,355,752
Astellas Pharma Inc.	1,312,100	15,362,498
Bandai Namco Holdings Inc.	290,500	6,090,656
Bridgestone Corp.	806,700	28,746,829
Brother Industries Ltd.	286,200	5,574,383
Canon Inc.	1,796,600	58,434,377
Central Japan Railway Co.	2,188,900	45,330,416
Chiba Bank Ltd. (The)	2,482,600	18,117,306
Chubu Electric Power Co. Inc.	1,554,900	17,873,821
Chugai Pharmaceutical Co. Ltd.	647,300	30,799,473
Concordia Financial Group Ltd.	2,781,200	13,776,109

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Dai Nippon Printing Co. Ltd.	585,000	$10,153,477
Daito Trust Construction Co. Ltd.	31,000	3,425,607
Daiwa House Industry Co. Ltd.	517,500	15,436,325
East Japan Railway Co.	3,034,800	60,954,943
ENEOS Holdings Inc.	4,302,400	21,703,654
Fast Retailing Co. Ltd.	18,600	5,946,819
FUJIFILM Holdings Corp.	279,200	6,641,698
Fujitsu Ltd.	377,100	7,250,065
Hankyu Hanshin Holdings Inc.	243,700	6,626,214
Idemitsu Kosan Co. Ltd.	1,351,000	9,210,355
Inpex Corp.	275,000	3,625,064
ITOCHU Corp.	590,600	29,215,698
Japan Airlines Co. Ltd.	756,900	12,139,223
Japan Post Bank Co. Ltd.	4,125,200	36,843,589
Japan Post Holdings Co. Ltd.	3,658,000	33,749,013
Japan Post Insurance Co. Ltd.	260,200	4,287,630
Japan Tobacco Inc.	1,705,400	47,610,421
Kansai Electric Power Co. Inc. (The)	514,100	8,244,661
Kao Corp.	300,700	13,253,459
KDDI Corp.	1,429,300	44,564,702
Keisei Electric Railway Co. Ltd.(c)	184,500	4,800,291
Kirin Holdings Co. Ltd.	1,266,500	18,646,204
Kyocera Corp.	668,500	6,779,732
Kyowa Kirin Co. Ltd.	912,300	15,036,312
McDonald's Holdings Co. Japan Ltd.(c)	589,700	24,989,685
MEIJI Holdings Co. Ltd.	1,084,700	25,343,458
Mitsubishi Corp.	202,400	3,702,720
Mitsubishi UFJ Financial Group Inc.	1,762,500	18,577,163
Mizuho Financial Group Inc.	2,085,020	43,307,929
MS&AD Insurance Group Holdings Inc.	543,100	12,013,008
NEC Corp.	413,000	35,142,301
Nippon Telegraph & Telephone Corp.	46,885,300	45,236,562
Nissin Foods Holdings Co. Ltd.	1,151,000	30,992,910
Nitori Holdings Co. Ltd.	71,100	9,054,910
Nomura Research Institute Ltd.	173,200	5,181,001
Obayashi Corp.	1,348,300	16,529,109
Obic Co. Ltd.	750,300	24,517,867
Ono Pharmaceutical Co. Ltd.	1,485,200	18,550,420
Oracle Corp./Japan	190,900	18,262,086
Oriental Land Co. Ltd./Japan	250,600	6,056,285
Osaka Gas Co. Ltd.	1,003,000	21,492,934
Otsuka Corp.	922,000	20,692,863
Otsuka Holdings Co. Ltd.	1,501,000	90,676,514
Pan Pacific International Holdings Corp.(c)	875,600	21,722,132
Resona Holdings Inc.	939,500	6,198,599
SCSK Corp.	1,076,700	20,090,889
Secom Co. Ltd.	1,509,400	53,678,618
Sekisui Chemical Co. Ltd.	949,200	13,395,963
Sekisui House Ltd.	1,282,600	30,976,784
SG Holdings Co. Ltd.	690,000	6,919,560
Shionogi & Co. Ltd.	2,189,400	31,270,636
Shizuoka Financial Group Inc., NVS	2,986,500	23,830,877
SoftBank Corp.	55,423,200	69,772,407
Sompo Holdings Inc.	778,400	16,688,178
Sumitomo Mitsui Financial Group Inc.	714,000	15,147,173
Suntory Beverage & Food Ltd.	624,800	21,077,261
Takeda Pharmaceutical Co. Ltd.	1,842,700	51,413,527
Tokio Marine Holdings Inc.	575,400	20,723,684
Tokyo Gas Co. Ltd.	598,700	14,771,656
Tokyu Corp.	1,236,000	15,237,907
West Japan Railway Co.	1,261,800	22,426,880
Yakult Honsha Co. Ltd.	612,600	13,312,464
Security	Shares	Value
Japan (continued)
Zensho Holdings Co. Ltd.	71,500	$3,587,089
		1,623,583,055
Netherlands — 4.1%
Coca-Cola Europacific Partners PLC	121,788	9,255,888
Heineken Holding NV	158,488	10,981,331
Heineken NV	195,685	16,049,440
JDE Peet's NV	695,836	15,709,522
Koninklijke Ahold Delhaize NV	2,570,550	84,750,259
Koninklijke KPN NV	15,235,344	59,544,071
Wolters Kluwer NV	287,511	48,325,877
		244,616,388
New Zealand — 0.4%
Auckland International Airport Ltd.	2,898,160	12,645,282
Mercury NZ Ltd.	1,339,283	5,271,531
Meridian Energy Ltd.	1,257,054	4,464,264
Spark New Zealand Ltd.	2,348,247	4,074,176
		26,455,253
Norway — 0.1%
Equinor ASA	175,238	4,164,040
Telenor ASA	285,444	3,505,707
		7,669,747
Portugal — 0.5%
Galp Energia SGPS SA	1,180,068	20,169,581
Jeronimo Martins SGPS SA	400,326	7,781,573
		27,951,154
Singapore — 4.2%
DBS Group Holdings Ltd.	2,419,540	70,154,065
Genting Singapore Ltd.(c)	9,734,900	6,131,114
Oversea-Chinese Banking Corp. Ltd.	4,426,799	50,789,119
Singapore Exchange Ltd.	5,770,100	49,443,915
Singapore Technologies Engineering Ltd.(c)	9,257,700	31,740,016
United Overseas Bank Ltd.	1,943,700	47,249,478
		255,507,707
Spain — 4.3%
ACS Actividades de Construccion y Servicios SA	107,822	5,170,650
Aena SME SA(b)	108,681	24,085,891
CaixaBank SA	3,843,428	23,420,922
Endesa SA	626,486	13,520,232
Iberdrola SA	1,746,302	25,940,499
Industria de Diseno Textil SA	1,769,007	100,859,305
Redeia Corp. SA	2,654,438	49,148,665
Repsol SA	1,113,035	13,933,381
Telefonica SA	707,748	3,321,214
		259,400,759
Sweden — 0.1%
Swedish Orphan Biovitrum AB(a)	219,599	6,863,403
Switzerland — 13.5%
Alcon AG	54,645	5,019,294
Baloise Holding AG, Registered	108,812	20,824,365
Banque Cantonale Vaudoise, Registered	204,958	20,423,466
BKW AG	143,883	25,280,233
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	674	7,950,646
Chocoladefabriken Lindt & Spruengli AG, Registered	26	3,028,200
EMS-Chemie Holding AG, Registered	21,899	16,841,632
Givaudan SA, Registered	5,735	27,226,616
Helvetia Holding AG, Registered	88,247	14,905,895
Holcim AG	140,603	13,807,309
Kuehne + Nagel International AG, Registered	92,017	22,971,019

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Nestle SA, Registered	763,566	$72,151,340
Novartis AG, Registered	841,882	91,349,459
Roche Holding AG, Bearer	160,816	54,655,319
Roche Holding AG, NVS	239,266	74,149,351
Sandoz Group AG	110,757	5,049,219
Schindler Holding AG, Registered	148,910	42,453,083
SGS SA	408,626	43,259,900
Swiss Prime Site AG, Registered	445,776	48,358,507
Swiss Re AG	93,221	11,903,140
Swisscom AG, Registered	158,144	96,354,142
Zurich Insurance Group AG	166,368	98,091,363
		816,053,498
United Kingdom — 9.4%
AstraZeneca PLC	293,346	41,741,254
BAE Systems PLC	4,930,652	79,468,855
BP PLC	3,546,243	17,344,035
British American Tobacco PLC	214,225	7,491,257
Bunzl PLC	493,649	21,732,684
Compass Group PLC	1,142,955	37,119,084
Diageo PLC	119,824	3,700,377
GSK PLC	3,591,972	64,865,899
Haleon PLC	3,202,451	15,391,197
Hikma Pharmaceuticals PLC	185,990	4,454,420
HSBC Holdings PLC	333,145	3,057,612
National Grid PLC	2,191,868	27,521,422
Pearson PLC	1,015,665	14,914,358
Reckitt Benckiser Group PLC	49,569	3,007,056
RELX PLC	1,182,784	54,242,107
Sage Group PLC (The)	584,117	7,300,161
Shell PLC	1,531,616	51,136,573
Tesco PLC	4,660,646	20,579,886
Security	Shares	Value
United Kingdom (continued)
Unilever PLC	1,487,519	$90,741,722
		565,809,959
Total Long-Term Investments — 99.0% (Cost: $5,483,690,200)		5,974,509,821
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	23,215,186	23,231,437
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	1,110,000	1,110,000
Total Short-Term Securities — 0.4% (Cost: $24,334,529)		24,341,437
Total Investments — 99.4% (Cost: $5,508,024,729)		5,998,851,258
Other Assets Less Liabilities — 0.6%		36,902,612
Net Assets — 100.0%		$6,035,753,870

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,853,775	$5,373,415 (a)	$—	$(506)	$4,753	$23,231,437	23,215,186	$18,249 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,450,000	—	(340,000)(a)	—	—	1,110,000	1,110,000	10,542	—
				$(506)	$4,753	$24,341,437		$28,791	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Min Vol Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	95	12/12/24	$16,555	$220,105
SPI 200 Index	86	12/19/24	11,485	(118,726)
Euro STOXX 50 Index	198	12/20/24	10,418	(210,776)
FTSE 100 Index	84	12/20/24	8,813	(212,099)
2-Year U.S. Treasury Note	59	12/31/24	12,152	(130,191)
				$(451,687)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$380,902,353	$5,593,607,468	$—	$5,974,509,821
Short-Term Securities
Money Market Funds	24,341,437	—	—	24,341,437
	$405,243,790	$5,593,607,468	$—	$5,998,851,258
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$220,105	$—	$220,105
Liabilities
Equity Contracts	—	(541,601)	—	(541,601)
Interest Rate Contracts	(130,191)	—	—	(130,191)
	$(130,191)	$(321,496)	$—	$(451,687)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares